Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Land	$ 35	$ 36
Buildings	296	297
Leasehold and land improvements	1,210	1,178
Cell site equipment	3,460	3,411
Switching equipment	1,018	988
Office furniture and equipment	285	389
Other operating assets and equipment	51	57
System development	1,149	1,060
Work in process	274	212
Total property, plant and equipment, gross	7,778	7,628
Accumulated depreciation and amortization	(5,576)	(5,308)
Property, plant and equipment, net	2,202	2,320
Depreciation and amortization expense	627	604	$ 607
Loss on asset disposals	$ 10	$ 17	$ 22
Buildings
Property, Plant and Equipment [Line Items]
Useful life	20 years
Leasehold and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Leasehold and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	30 years
Cell site equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	7 years
Cell site equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
Switching equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Switching equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	8 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Other operating assets and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Other operating assets and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
System development | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
System development | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years